UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 1/31/16

Fund's investmentsInvestors Trust

As of 1-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 141.0% (88.1% of Total investments)						$195,124,124
(Cost $213,287,413)
Consumer discretionary 24.5%						33,881,569
Auto components 2.6%
American Axle & Manufacturing, Inc.	6.250		03-15-21		1,000,000	1,006,250
Lear Corp. (Z)	5.250		01-15-25		1,210,000	1,256,888
Nemak SAB de CV (S)	5.500		02-28-23		550,000	547,250
The Goodyear Tire & Rubber Company	7.000		05-15-22		690,000	737,955
Automobiles 0.7%
Fiat Chrysler Automobiles NV (L)(Z)	5.250		04-15-23		700,000	652,750
General Motors Financial Company, Inc. (Z)	3.450		04-10-22		380,000	365,027
Hotels, restaurants and leisure 2.0%
International Game Technology PLC (S)(Z)	6.500		02-15-25		1,785,000	1,597,575
Mohegan Tribal Gaming Authority (L)(Z)	9.750		09-01-21		1,240,000	1,218,300
Waterford Gaming LLC (H)(S)	8.625		09-15-49		377,791	0
Household durables 0.6%
Toll Brothers Finance Corp. (Z)	4.875		11-15-25		875,000	857,500
Internet and catalog retail 1.4%
QVC, Inc.	4.450		02-15-25		1,200,000	1,111,724
QVC, Inc. (Z)	5.950		03-15-43		1,000,000	831,927
Media 13.8%
AMC Entertainment, Inc. (L)(Z)	5.875		02-15-22		626,000	644,780
Cablevision Systems Corp.	7.750		04-15-18		450,000	455,625
Cablevision Systems Corp. (L)(Z)	8.000		04-15-20		750,000	708,750
CCO Holdings LLC (L)(Z)	5.125		02-15-23		1,350,000	1,346,625
CCOH Safari LLC (L)(S)(Z)	5.750		02-15-26		1,250,000	1,243,594
Cinemark USA, Inc.	7.375		06-15-21		365,000	380,513
DIRECTV Holdings LLC (Z)	4.450		04-01-24		355,000	363,451
Grupo Televisa SAB (L)(Z)	4.625		01-30-26		725,000	725,823
Grupo Televisa SAB	8.490		05-11-37	MXN	11,700,000	638,046
Myriad International Holdings BV (S)	5.500		07-21-25		915,000	870,842
Myriad International Holdings BV (S)	6.000		07-18-20		440,000	466,171
Nielsen Finance LLC (S)	5.000		04-15-22		800,000	807,000
Numericable-SFR SAS (L)(S)(Z)	6.250		05-15-24		1,050,000	1,023,750
Outfront Media Capital LLC (L)(Z)	5.250		02-15-22		900,000	920,250
Outfront Media Capital LLC	5.625		02-15-24		1,700,000	1,738,250
Radio One, Inc. (S)	7.375		04-15-22		945,000	845,775
Sinclair Television Group, Inc. (L)(Z)	6.375		11-01-21		830,000	854,900
Sirius XM Radio, Inc. (S)	6.000		07-15-24		925,000	968,938
Time Warner Cable, Inc. (Z)	4.500		09-15-42		1,515,000	1,207,257
Time Warner Cable, Inc. (Z)	8.250		04-01-19		375,000	431,864
Time Warner, Inc. (Z)	4.850		07-15-45		700,000	631,879
Virgin Media Secured Finance PLC (S)	5.375		04-15-21		900,000	920,250
WMG Acquisition Corp. (S)	6.000		01-15-21		868,000	883,190
Specialty retail 2.3%
Group 1 Automotive Inc (S)(Z)	5.250		12-15-23		1,500,000	1,410,000
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		500,000	315,000
L Brands, Inc.	6.950		03-01-33		1,440,000	1,440,900
Textiles, apparel and luxury goods 1.1%
PVH Corp. (Z)	4.500		12-15-22		1,500,000	1,455,000

2SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 7.7%					$10,675,165
Beverages 2.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS (S)	3.375		11-01-22	2,000,000	1,669,040
Corporacion Lindley SA (S)	4.625		04-12-23	1,000,000	993,750
SABMiller Holdings, Inc. (S)(Z)	3.750		01-15-22	750,000	776,610
Food and staples retailing 2.8%
Office Depot de Mexico SA de CV (S)	6.875		09-20-20	1,610,000	1,587,863
SUPERVALU, Inc.	7.750		11-15-22	650,000	552,500
Tops Holding LLC (S)	8.000		06-15-22	1,805,000	1,714,750
Food products 1.0%
Kraft Heinz Foods Company (S)(Z)	4.875		02-15-25	675,000	722,226
Post Holdings, Inc. (L)(Z)	7.375		02-15-22	615,000	648,056
Personal products 0.8%
Revlon Consumer Products Corp. (L)(Z)	5.750		02-15-21	1,200,000	1,170,000
Tobacco 0.6%
Reynolds American, Inc. (Z)	6.875		05-01-20	720,000	840,370
Energy 12.4%					17,115,558
Energy equipment and services 0.9%
Chaparral Energy, Inc.	7.625		11-15-22	785,000	149,150
EDC Finance, Ltd. (S)	4.875		04-17-20	1,000,000	888,420
Permian Holdings, Inc. (S)	10.500		01-15-18	700,000	252,000
Oil, gas and consumable fuels 11.5%
American Energy-Permian Basin LLC (L)(S)(Z)	7.125		11-01-20	500,000	150,000
Antero Resources Corp.	5.125		12-01-22	552,000	465,060
Continental Resources, Inc. (L)(Z)	4.500		04-15-23	500,000	343,217
Enbridge Energy Partners LP (Z)	5.875		10-15-25	2,005,000	1,880,433
Energy XXI Gulf Coast, Inc. (L)(S)(Z)	11.000		03-15-20	870,000	200,100
Global Partners LP	6.250		07-15-22	1,225,000	857,500
Kinder Morgan Energy Partners LP (Z)	4.250		09-01-24	1,310,000	1,105,944
Kinder Morgan, Inc. (Z)	5.550		06-01-45	1,055,000	826,744
Lukoil International Finance BV (S)	4.563		04-24-23	1,000,000	906,250
Oasis Petroleum, Inc. (L)(Z)	6.875		03-15-22	500,000	290,000
Pacific Exploration and Production Corp. (H)(S)	5.125		03-28-23	705,000	84,248
PBF Holding Company LLC (S)	7.000		11-15-23	675,000	614,250
Petrobras Global Finance BV (L)(Z)	6.850		06-05-2115	1,535,000	970,888
Petroleos Mexicanos (L)(Z)	5.500		01-21-21	755,000	742,731
SandRidge Energy, Inc. (S)	8.750		06-01-20	575,000	108,531
SM Energy Company	5.625		06-01-25	1,330,000	714,875
Teekay Offshore Partners LP	6.000		07-30-19	1,085,000	615,738
Tesoro Logistics LP	6.125		10-15-21	635,000	574,675
Tesoro Logistics LP (S)	6.250		10-15-22	650,000	588,250
Tullow Oil PLC (S)	6.000		11-01-20	1,640,000	1,041,400
Whiting Petroleum Corp. (L)(Z)	6.250		04-01-23	770,000	481,250
Williams Partners LP	4.875		03-15-24	1,595,000	1,196,229
WPX Energy, Inc. (L)(Z)	5.250		09-15-24	615,000	335,175
Zhaikmunai LLP (S)	6.375		02-14-19	1,000,000	732,500
Financials 30.8%					42,656,946
Banks 14.3%
Banco Bradesco SA (S)	5.750		03-01-22	500,000	470,000
Banco BTG Pactual SA (S)	5.750		09-28-22	960,000	676,800
Banco Regional SAECA (S)	8.125		01-24-19	400,000	404,000
Barclays Bank PLC (S)(Z)	10.179		06-12-21	195,000	259,466

SEE NOTES TO FUND'S INVESTMENTS3

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)(Z)	6.125		11-15-20	1,000,000	$1,005,930
CorpGroup Banking SA (S)	6.750		03-15-23	1,000,000	892,500
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)(Z)	7.875		01-23-24	2,100,000	2,044,556
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)(Z)	8.125		12-23-25	450,000	448,813
HSBC Holdings PLC (5.625% to 1-17-20, then 5 year ISDAFIX + 3.626%) (Q)(Z)	5.625		01-17-20	800,000	779,550
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)(Z)	6.000		04-16-20	1,660,000	1,609,163
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)(Z)	6.500		04-16-25	700,000	678,125
JPMorgan Chase & Co. (Z)	3.450		03-01-16	2,000,000	2,003,618
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (L)(Q)(Z)	6.750		02-01-24	2,300,000	2,489,736
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	1,000,000	1,035,000
National City Bank of Indiana (Z)	4.250		07-01-18	2,000,000	2,106,668
Sberbank of Russia (S)	6.125		02-07-22	1,000,000	1,016,860
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (L)(Q)(Z)	5.900		06-15-24	1,860,000	1,876,275
Capital markets 5.3%
Deutsche Bank AG (Z)	4.500		04-01-25	1,000,000	890,716
GrupoSura Finance SA (S)	5.700		05-18-21	440,000	448,800
Morgan Stanley (Z)	3.800		04-29-16	1,000,000	1,007,060
Morgan Stanley (Z)	5.750		01-25-21	1,000,000	1,123,473
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)(Z)	5.550		07-15-20	1,160,000	1,147,675
The Goldman Sachs Group, Inc. (Z)	3.750		05-22-25	375,000	376,767
The Goldman Sachs Group, Inc. (Z)	5.250		07-27-21	340,000	377,275
The Goldman Sachs Group, Inc. (Z)	6.250		09-01-17	1,000,000	1,063,704
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)(Z)	5.375		05-10-20	1,000,000	976,250
Consumer finance 1.8%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (L)(Q)(Z)	4.900		03-15-20	1,095,000	1,021,088
Enova International, Inc.	9.750		06-01-21	665,000	478,800
Springleaf Finance Corp.	6.900		12-15-17	465,000	475,416
Springleaf Finance Corp.	8.250		10-01-23	500,000	471,250
Diversified financial services 1.2%
Leucadia National Corp. (Z)	5.500		10-18-23	600,000	570,966
NewStar Financial, Inc.	7.250		05-01-20	1,145,000	1,064,850
Insurance 2.5%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,000,000	1,025,351
CNA Financial Corp. (Z)	7.350		11-15-19	655,000	754,286
MetLife, Inc. (L)(Z)	6.817		08-15-18	1,000,000	1,123,938
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month LIBOR + 4.177%) (S)	8.300		10-15-37	520,000	522,600
Real estate investment trusts 3.1%
Crown Castle International Corp. (Z)	4.875		04-15-22	1,000,000	1,048,750
Crown Castle Towers LLC (S)(Z)	4.883		08-15-40	750,000	816,076
Trust F/1401 (S)	5.250		12-15-24	2,475,000	2,447,156
Thrifts and mortgage finance 2.6%
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	550,000	548,625
Nationstar Mortgage LLC	7.875		10-01-20	505,000	481,013
Nationstar Mortgage LLC (L)(Z)	9.625		05-01-19	1,150,000	1,194,563
Quicken Loans, Inc. (S)	5.750		05-01-25	535,000	501,563
Stearns Holdings, Inc. (S)	9.375		08-15-20	925,000	901,875

4SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Health care 11.5%						$15,870,829
Biotechnology 0.5%
Celgene Corp. (Z)	5.000		08-15-45		750,000	749,132
Health care providers and services 9.1%
Community Health Systems, Inc. (L)(Z)	6.875		02-01-22		1,500,000	1,362,938
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19		250,000	242,500
DaVita HealthCare Partners, Inc. (L)(Z)	5.125		07-15-24		1,145,000	1,151,441
Fresenius US Finance II, Inc. (S)(Z)	4.500		01-15-23		700,000	701,750
HCA, Inc. (Z)	5.250		04-15-25		1,000,000	1,025,000
HCA, Inc. (L)(Z)	5.375		02-01-25		2,400,000	2,427,000
HCA, Inc.	7.500		02-15-22		130,000	144,300
HealthSouth Corp. (S)	5.750		11-01-24		1,145,000	1,130,218
LifePoint Health, Inc.	5.500		12-01-21		450,000	456,750
LifePoint Health, Inc. (L)(Z)	5.875		12-01-23		1,500,000	1,556,250
Molina Healthcare, Inc. (S)	5.375		11-15-22		1,040,000	1,040,000
Select Medical Corp. (L)(Z)	6.375		06-01-21		1,515,000	1,287,750
Pharmaceuticals 1.9%
Mallinckrodt International Finance SA (S)	5.500		04-15-25		1,350,000	1,201,500
Mallinckrodt International Finance SA (L)(S)(Z)	5.750		08-01-22		1,460,000	1,394,300
Industrials 13.0%						18,028,377
Aerospace and defense 4.5%
AerCap Ireland Capital, Ltd. (L)(Z)	4.500		05-15-21		1,905,000	1,866,900
Huntington Ingalls Industries, Inc. (S)(Z)	5.000		12-15-21		1,240,000	1,280,300
LMI Aerospace, Inc.	7.375		07-15-19		1,210,000	1,143,450
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67		1,745,000	1,238,950
TransDigm, Inc.	6.500		07-15-24		745,000	728,238
Air freight and logistics 1.3%
XPO Logistics, Inc. (L)(S)(Z)	6.500		06-15-22		2,010,000	1,798,950
Airlines 2.1%
Air Canada (S)	8.750		04-01-20		450,000	477,563
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18		1,000,000	998,750
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20		155,058	164,253
TAM Capital 3, Inc. (S)	8.375		06-03-21		505,000	380,770
Tam Capital, Inc.	7.375		04-25-17		500,000	485,000
UAL 2009-1 Pass Through Trust	10.400		05-01-18		74,552	78,373
UAL 2009-2A Pass Through Trust	9.750		07-15-18		231,079	244,943
Building products 0.4%
Masco Corp. (Z)	4.450		04-01-25		500,000	500,000
Construction and engineering 0.4%
Tronox Finance LLC (S)	7.500		03-15-22		925,000	557,313
Industrial conglomerates 0.3%
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	282,164
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-23		892,600	191,909
Machinery 0.3%
Trinity Industries, Inc. (Z)	4.550		10-01-24		490,000	438,172
Marine 0.2%
Navios Maritime Holdings, Inc. (S)	7.375		01-15-22		870,000	313,200
Road and rail 1.0%
OPE KAG Finance Sub, Inc. (L)(S)(Z)	7.875		07-31-23		900,000	878,625
The Hertz Corp. (L)(Z)	6.250		10-15-22		500,000	486,250

SEE NOTES TO FUND'S INVESTMENTS5

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 2.2%
Ahern Rentals, Inc. (L)(S)(Z)	7.375		05-15-23	535,000	$390,550
Aircastle, Ltd. (Z)	5.125		03-15-21	1,735,000	1,713,313
United Rentals North America, Inc. (L)(Z)	5.500		07-15-25	1,075,000	960,781
Transportation infrastructure 0.3%
CHC Helicopter SA (L)(Z)	9.250		10-15-20	976,500	429,660
Information technology 3.2%					4,483,907
Internet software and services 1.1%
Ancestry.com Holdings LLC, PIK (L)(S)(Z)	9.625		10-15-18	220,000	205,425
InterActiveCorp (Z)	4.875		11-30-18	615,000	621,919
Rackspace Hosting, Inc. (S)(Z)	6.500		01-15-24	725,000	661,563
IT services 1.0%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	1,500,000	1,365,000
Semiconductors and semiconductor equipment 0.5%
Micron Technology, Inc.	5.500		02-01-25	1,000,000	790,000
Software 0.6%
Activision Blizzard, Inc. (S)(Z)	5.625		09-15-21	800,000	840,000
Materials 13.7%					19,004,594
Building materials 0.9%
Building Materials Corp. of America (S)	5.375		11-15-24	1,220,000	1,201,700
Chemicals 4.2%
Ashland, Inc. (Z)	6.875		05-15-43	1,200,000	1,083,000
Braskem Finance, Ltd.	6.450		02-03-24	760,000	666,900
Mexichem SAB de CV (S)	6.750		09-19-42	1,500,000	1,357,500
Platform Specialty Products Corp. (L)(S)(Z)	6.500		02-01-22	1,615,000	1,267,775
Rain CII Carbon LLC (S)	8.250		01-15-21	360,000	271,804
The Chemours Company (L)(S)(Z)	6.625		05-15-23	1,170,000	716,625
The Scotts Miracle-Gro Company (S)	6.000		10-15-23	490,000	512,050
Construction materials 0.6%
Cementos Progreso Trust (S)	7.125		11-06-23	695,000	688,050
Vulcan Materials Company (Z)	7.500		06-15-21	120,000	138,240
Containers and packaging 2.8%
Ardagh Finance Holdings SA, PIK (L)(S)(Z)	8.625		06-15-19	874,121	804,191
Ball Corp. (Z)	5.250		07-01-25	1,425,000	1,467,750
Crown Americas LLC	4.500		01-15-23	1,000,000	990,000
Graphic Packaging International, Inc.	4.875		11-15-22	650,000	650,000
Metals and mining 4.2%
AngloGold Ashanti Holdings PLC	5.375		04-15-20	675,000	597,814
AngloGold Ashanti Holdings PLC	8.500		07-30-20	500,000	517,250
Freeport-McMoRan, Inc.	2.375		03-15-18	1,000,000	637,500
Glencore Finance Canada, Ltd. (L)(S)(Z)	3.600		01-15-17	730,000	705,728
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	750,000	750,308
Novelis, Inc. (L)(Z)	8.750		12-15-20	925,000	840,733
Rio Tinto Finance USA, Ltd. (Z)	7.125		07-15-28	710,000	802,388
Severstal OAO (S)	4.450		03-19-18	1,000,000	1,001,500
Paper and forest products 1.0%
Norbord, Inc. (S)	6.250		04-15-23	735,000	714,788
Sappi Papier Holding GmbH (S)	7.750		07-15-17	600,000	621,000

6SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services 16.6%						$22,892,228
Diversified telecommunication services 11.1%
Cincinnati Bell, Inc.	8.375		10-15-20		1,500,000	1,526,250
Frontier Communications Corp. (L)(Z)	7.125		03-15-19		530,000	525,974
Frontier Communications Corp. (S)	11.000		09-15-25		1,205,000	1,161,319
GCI, Inc.	6.875		04-15-25		1,355,000	1,327,900
Inmarsat Finance PLC (S)	4.875		05-15-22		1,275,000	1,259,063
Intelsat Jackson Holdings SA (L)(Z)	7.500		04-01-21		840,000	724,500
Intelsat Luxembourg SA	6.750		06-01-18		630,000	461,475
Intelsat Luxembourg SA	8.125		06-01-23		360,000	148,500
Level 3 Financing, Inc.	5.625		02-01-23		880,000	899,800
SBA Communications Corp. (L)(Z)	4.875		07-15-22		1,135,000	1,135,000
T-Mobile USA, Inc.	6.125		01-15-22		250,000	254,375
T-Mobile USA, Inc.	6.250		04-01-21		900,000	918,000
T-Mobile USA, Inc.	6.375		03-01-25		1,200,000	1,203,000
T-Mobile USA, Inc.	6.625		04-01-23		245,000	250,513
T-Mobile USA, Inc.	6.731		04-28-22		805,000	827,138
Telecom Italia Capital SA (L)(Z)	6.000		09-30-34		720,000	644,400
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,000,000	950,620
Windstream Services LLC (L)(Z)	7.500		06-01-22		1,375,000	1,058,750
Wireless telecommunication services 5.5%
America Movil SAB de CV	6.000		06-09-19	MXN	8,670,000	480,972
Colombia Telecomunicaciones SA ESP (S)	5.375		09-27-22		1,000,000	885,000
Digicel, Ltd. (L)(S)(Z)	6.000		04-15-21		405,000	352,856
SBA Tower Trust (S)(Z)	5.101		04-15-42		580,000	588,505
Sprint Communications, Inc. (L)(Z)	6.000		11-15-22		935,000	628,788
Sprint Corp. (L)(Z)	7.250		09-15-21		1,100,000	792,000
Telefonica Celular del Paraguay SA (S)	6.750		12-13-22		1,000,000	900,000
Turkcell Iletisim Hizmetleri AS (S)	5.750		10-15-25		1,000,000	957,530
VimpelCom Holdings BV (S)	7.504		03-01-22		2,000,000	2,030,000
Utilities 7.6%						10,514,951
Electric utilities 4.1%
Beaver Valley II Funding Corp.	9.000		06-01-17		34,000	36,040
BVPS II Funding Corp.	8.890		06-01-17		64,000	66,290
Empresa Electrica Angamos SA (S)	4.875		05-25-29		1,000,000	866,052
FPL Energy National Wind LLC (S)	5.608		03-10-24		63,104	63,104
Israel Electric Corp., Ltd. (S)	5.000		11-12-24		1,000,000	1,013,750
Israel Electric Corp., Ltd. (L)(S)(Z)	6.700		02-10-17		1,000,000	1,038,750
Perusahaan Listrik Negara PT (S)	5.500		11-22-21		1,500,000	1,524,375
PNPP II Funding Corp.	9.120		05-30-16		11,000	11,147
Talen Energy Supply LLC	6.500		06-01-25		1,290,000	877,200
W3A Funding Corp.	8.090		01-02-17		180,345	180,205
Gas utilities 0.9%
AmeriGas Finance LLC (Z)	7.000		05-20-22		1,235,000	1,210,300
Independent power and renewable electricity producers 2.6%
Dynegy, Inc.	7.375		11-01-22		1,040,000	920,400
Dynegy, Inc. (L)(Z)	7.625		11-01-24		1,085,000	954,800
NRG Yield Operating LLC	5.375		08-15-24		1,060,000	890,400
TerraForm Power Operating LLC (S)	5.875		02-01-23		650,000	518,375
TerraForm Power Operating LLC (L)(S)(Z)	6.125		06-15-25		445,000	343,763

SEE NOTES TO FUND'S INVESTMENTS7

Investors Trust

Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 0.5% (0.3% of Total investments)	$625,633
(Cost $916,736)
Industrials 0.5%	625,633
Airlines 0.0%
Global Aviation Holdings, Inc. (H)	0.000	07-13-17	51,038	0
Global Aviation Holdings, Inc. (H)	0.000	02-13-18	514,063	0
Machinery 0.5%
Gardner Denver, Inc.	4.250	07-30-20	696,438	625,633
Capital preferred securities (a) 0.8% (0.5% of Total investments)	$1,080,000
(Cost $1,146,779)
Financials 0.8%	1,080,000
Diversified financial services 0.8%
ILFC E-Capital Trust II (6.250% to 12-21-15, then 1.800% + highest of 3 month LIBOR, 10 year CMT or 30 year CMT) (S)	4.740	12-21-65	1,200,000	1,080,000
U.S. Government and Agency obligations 9.3% (5.8% of Total investments)	$12,905,020
(Cost $12,583,701)
U.S. Government Agency 9.3%	12,905,020
Federal National Mortgage Association
15 Yr Pass Thru (L) (Z)	4.000	12-01-24	1,100,051	1,176,546
30 Yr Pass Thru (L) (Z)	4.000	12-01-40	2,663,124	2,875,966
30 Yr Pass Thru (L) (Z)	4.000	09-01-41	2,746,554	2,945,465
30 Yr Pass Thru (L) (Z)	4.000	10-01-41	1,440,401	1,552,819
30 Yr Pass Thru	4.000	01-01-42	737,168	794,932
30 Yr Pass Thru (L) (Z)	4.500	10-01-40	2,007,954	2,205,298
30 Yr Pass Thru	5.000	04-01-41	464,615	521,392
30 Yr Pass Thru	5.500	08-01-40	150,720	169,332
30 Yr Pass Thru	6.500	01-01-39	570,856	663,270
Foreign government obligations 1.5% (1.0% of Total investments)	$2,091,108
(Cost $2,247,774)
Dominican Republic 0.7%	1,003,750
Government of Dominican Republic Bond (S)	6.875	01-29-26	1,000,000	1,003,750
Mexico 0.8%	1,087,358
Government of Mexico Bond	10.000	12-05-24	MXN	15,430,000	1,087,358
Collateralized mortgage obligations 2.7% (1.7% of Total investments)	$3,784,060
(Cost $2,661,481)
Commercial and residential 2.0%	2,758,377
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 (P)	3.090	03-25-35	278,563	278,493
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	250,826	254,175
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.697	06-25-34	367,416	347,520
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05-19-47	5,219,359	82,988
Series 2007-4, Class ES IO	0.350	07-19-47	5,467,011	80,912
Series 2007-6, Class ES IO (S)	0.343	08-19-37	4,215,775	54,383
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.180	11-05-30	761,640	756,439

8SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.122		10-25-36	6,949,422	$652,201
Series 2005-AR18, Class 2X IO	1.817		10-25-36	6,146,572	251,266
U.S. Government Agency 0.7%					1,025,683
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500		11-15-32	2,698,264	442,189
Series K017, Class X1 IO	1.565		12-25-21	2,768,877	183,866
Series K709, Class X1 IO	1.658		03-25-19	3,143,326	129,149
Series K710, Class X1 IO	1.897		05-25-19	3,189,059	156,032
Government National Mortgage Association Series 2012-114, Class IO	0.927		01-16-53	1,620,438	114,447
Asset backed securities 1.6% (1.0% of Total investments)					$2,172,380
(Cost $2,187,354)
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	24,745	21,324
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2I (S)	3.484		10-25-45	997,500	977,550
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	778,050	774,879
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	386,532	398,627
				Shares	Value
Preferred securities (b) 2.1% (1.3% of Total investments)					$2,836,440
(Cost $3,008,611)
Financials 1.4%					1,881,611
Consumer finance 0.4%
SLM Corp., Series A, 6.970% (L)(Z)				10,935	477,531
Diversified financial services 0.4%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)				24,000	610,800
Real estate investment trusts 0.6%
American Tower Corp., 5.250%				8,000	793,280
Utilities 0.7%					954,829
Electric utilities 0.7%
Exelon Corp., 6.500%				22,195	954,829
Common stocks 0.0% (0.0% of Total investments)					$0
(Cost $593,666)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				34,014	0
Industrials 0.0%					0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)				82,159	0
				Par value^	Value
Short-term investments 0.5% (0.3% of Total investments)					$758,000
(Cost $758,000)
Repurchase agreement 0.5%					758,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $758,002 on 2-1-16, collateralized by $775,000 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at $775,000, including interest)				758,000	758,000

SEE NOTES TO FUND'S INVESTMENTS9

Investors Trust

Par value^	Value
Repurchase agreement (continued)
Total investments (Cost $239,391,515)† 160.0%	$221,376,765
Other assets and liabilities, net (60.0%)	($82,995,304)
Total net assets 100.0%	$138,381,461

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $49,900,707.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $84,546,585 or 61.1% of the fund's net assets as of 1-31-16.
(Z)	All or a portion of this security is segregated as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-16 was $100,789,653.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $240,418,397. Net unrealized depreciation aggregated $19,041,632, of which $2,773,358 related to appreciated investment securities and $21,814,990 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 1-31-16:

United States	52.8
Mexico	7.9
Luxembourg	4.8
United Kingdom	4.3
Netherlands	4.1
Ireland	3.3
Brazil	3.0
France	2.5
Canada	2.4
Turkey	1.9
Other countries	1.3
Total	100.0

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$195,124,124	—	$195,124,124	—
Term loans	625,633	—	625,633	—
Capital preferred securities	1,080,000	—	1,080,000	—
U.S. Government and Agency obligations	12,905,020	—	12,905,020	—
Foreign government obligations	2,091,108	—	2,091,108	—
Collateralized mortgage obligations	3,784,060	—	3,784,060	—
Asset backed securities	2,172,380	—	2,172,380	—
Preferred securities	2,836,440	$2,836,440	—	—
Short-term investments	758,000	—	758,000	—
Total investments in securities	$221,376,765	$2,836,440	$218,540,325	—
Other financial instruments
Interest rate swaps	($364,648)	—	($364,648)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

       11

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of January 31, 2016:

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.4425%	3 Month LIBOR (a)	Aug 2016	($227,417)
Morgan Stanley Capital Services	22,000,000	Fixed 1.0938%	3 Month LIBOR (a)	May 2017	(137,231)
Total	$44,000,000				($364,648)

(a) At 1-31-16, the 3-month LIBOR rate was 0.6126%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q1	01/16
This report is for the information of the shareholders of John Hancock Investors Trust.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016